Summary of Share-Based Performance-Earned Restricted Stock Activity (Detail) - Performance Based Restricted Stock Awards - $ / shares shares in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Weighted-Average Grant-Date Fair Value
Beginning balance	$ 27.96
Shares granted	44.28	$ 35.11	$ 26.22
Shares forfeited	27.60
Shares vested	22.84
Ending balance	$ 35.40	$ 27.96
Shares
Beginning Balance	1,414
Shares granted	508
Shares forfeited	(8)
Shares vested	(473)
Ending Balance	1,441	1,414